Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill by segments for the year ended December 31, 2016 is as follows:

	January 1,		Exchange rate		December 31,
	2016	Transfer	adjustment	Impairment	2016
CBT Segment	$4,753,454	$-	$(311,087)	$(4,442,367)	$-
TIT Segment	-	-	-	-	-
Total	$4,753,454	$-	$(311,087)	$(4,442,367)	$-